Changes in the Corporation's Liability of Estimated Losses Associated to Loans Sold by the Discontinued Operations of PFH (Detail) (Guarantee on loans sold or serviced with representation and warranties, Popular Financial Holdings Incorporation [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantee on loans sold or serviced with representation and warranties | Popular Financial Holdings Incorporation [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 8,058	$ 9,405
Additions for new sales	0	0
(Reversal) provision for representations and warranties	0	911
Net charge-offs / terminations	(292)	(1,678)
Other-settlement paid	(6,682)	(580)
Balance as of end of period	$ 1,084	$ 8,058